Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Schedule of amounts owed from related parties

	As of December 31,
	2017	2018
	US$	US$
Current portion	340,955	—
Non-current portion	24,442	—
Total	365,397	—